Other Equity Instruments - Additional Information (Detail) - GBP (£)					12 Months Ended
	Apr. 10, 2017	Jun. 10, 2015	Dec. 02, 2014	Jun. 24, 2014	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued					£ 500,000,000
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of other equity instruments [line items]
Notional amount					£ 300,000,000
Reserve Capital Instruments annual bear interest rate					7.037%
Reserve Capital Instruments bear interest rate					3.75%
Reserve Capital Instruments bear interest rate reset period					5 years
Reserve Capital Instruments benchmark gilt rate period					5 years
500m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued				£ 500,000,000			£ 500,000,000
Distribution rate				6.475%
Increase in distribution rate in every five year				4.291%
Common equity tier 1 capital ratio minimum				7.00%
500m Perpetual Capital Securities [member] | Banco Santander SA [member]
Disclosure of other equity instruments [line items]
Issuance subscribed by Company				100.00%
300m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued			£ 300,000,000				£ 300,000,000
Distribution rate			7.60%
Increase in distribution rate in every five year			6.066%
Common equity tier 1 capital ratio minimum			7.00%
300m Perpetual Capital Securities [member] | Banco Santander SA [member]
Disclosure of other equity instruments [line items]
Issuance subscribed by Company			100.00%
750m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued		£ 750,000,000				£ 750,000,000
Distribution rate		7.375%
Increase in distribution rate in every five year		5.543%
Common equity tier 1 capital ratio minimum		7.00%
750m Perpetual Capital Securities [member] | Santander UK Group Holdings plc [member]
Disclosure of other equity instruments [line items]
Issuance subscribed by Company		100.00%
500m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Perpetual Capital Securities issued	£ 500,000,000
Distribution rate	6.75%
Increase in distribution rate in every five year	5.792%
Common equity tier 1 capital ratio minimum	7.00%